Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Related Party Costs

A summary of related party costs for the three months and nine months ended September 30, 2020 and 2019 is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019

Related party costs:
Cash-based	$70,452	$27,000	$124,452	$81,000
Stock-based	394,031	5,030	394,031	314,631
Total	$464,483	$32,030	$518,483	$395,631

A summary of related party costs for the years ended December 31, 2019 and 2018 is as follows:

	Years Ended December 31,
	2019	2018

Related party costs:
Cash-based	$48,000	$48,000
Stock-based	314,631	785,612
Total	$362,631	$833,612